Note 8 - Short-Term Borrowings (Detail) - Short-term Borrowings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance at end of the year	$ 5,949	$ 6,850
Average balance during year	2,819	6,364
Average interest rate during year	0.24%	0.15%
Maximum month-end balance during the year	$ 7,500	$ 9,223